Significant Accounting Policies - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CIK 0001441693 Pro Farm Group, Inc
Product Information [Line Items]
Concentration Risk, Supplier			The active ingredient in the Company’s Regalia product line is derived from the giant knotweed plant, which the Company obtains from China. The Company currently relies on one supplier for this plant.
Ownership in an indirect vendor/supplier relationship percentage	12.00%		12.00%
Other assets	$ 500,000		$ 500,000
Research and Development Expense	2,822,000	$ 2,578,000	5,689,000	$ 4,873,000
Patent Expenses	148,000	258,000	441,000	475,000
Shipping and handling costs	623,000	733,000	1,131,000	1,078,000
Advertising costs	138,000	184,000	270,000	295,000
Depreciation expense	304,000	298,000	604,000	579,000
Amortization expense	$ 585,000	$ 586,000	$ 1,170,000	$ 1,172,000
Revenue Benchmark | Customer Concentration Risk | International Customers | CIK 0001441693 Pro Farm Group, Inc
Product Information [Line Items]
Customers accounted for percentage of company's total revenues	52.00%	25.00%	32.00%	16.00%
Four Product | Revenue from Contract with Customer Benchmark | Product Concentration Risk | CIK 0001441693 Pro Farm Group, Inc
Product Information [Line Items]
Customers accounted for percentage of company's total revenues	66.00%	88.00%	72.00%	89.00%
Maximum
Product Information [Line Items]
Receivables due period			120 days